Stockholders' Equity - Additional Information (Detail) - $ / shares		3 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Nov. 30, 2019
Class of Stock [Line Items]
Class A common stock, shares subject to possible redemption	21,589,737	0	21,589,737
Common stock voting right		Stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of our stockholders except as required by law.	Stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of Class A Common Stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of our stockholders except as required by law.
Preferred stock, authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Warrants or rights outstanding term	5 years	5 years	5 years
Public Warrants will become exercisable		On the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Proposed Public Offering	On the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering
Public warrant expiration years		Five years after the completion of a Business Combination or earlier upon redemption or liquidation	Five years after the completion of a Business Combination or earlier upon redemption or liquidation
Public warrant for redemption price		At a price of $0.01 per warrant	At a price of $0.01 per warrant
Public warrants expire date		Upon a minimum of 30 days' prior written notice of redemption	Upon a minimum of 30 days' prior written notice of redemption
Event Triggering Adjustment To Warrant Price [Member]
Class of Stock [Line Items]
Number of consecutive trading days for ascertaining the share price		20 days	20 days
Share price	$ 18.00	$ 18.00	$ 18.00
Volume weighted average share price		$ 9.20	$ 9.20
Event Triggering Adjustment To Warrant Price [Member] | As A Percentage Of Market Value [Member]
Class of Stock [Line Items]
Warrant exercise price percentage	115.00%	115.00%	115.00%
Event Triggering Adjustment To Warrant Price [Member] | As A Percentage Of Newly Issued Price [Member]
Class of Stock [Line Items]
Warrant exercise price percentage	115.00%	115.00%	115.00%
Event Triggering Adjustment To Warrant Price [Member] | As A Percentage Of Market Value [Member]
Class of Stock [Line Items]
Share redemption trigger price percentage		180.00%	180.00%
Event Triggering Adjustment To Warrant Price [Member] | As A Percentage Of Newly Issued Price [Member]
Class of Stock [Line Items]
Share redemption trigger price percentage		180.00%	180.00%
Warrant Redemption [Member]
Class of Stock [Line Items]
Number of consecutive trading days for ascertaining the share price		20 days	20 days
Share price	$ 18.00	$ 18.00	$ 18.00
Warrants or rights redemption price		$ 0.01	$ 0.01
Notice period to warrant holders for redemption		30 days	30 days
Number of trading days		30 days	30 days
Class A Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized	380,000,000	380,000,000	380,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	1,410,263	0	1,410,263
Common stock, shares outstanding	1,410,263	0	1,410,263
Common stock shares issuable upon conversion		The number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the total number of shares of Class A common stock outstanding after such conversion (after giving effect to any redemptions of shares of Class A common stock by Public Stockholders)	The number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the total number of shares of Class A common stock outstanding after such conversion (after giving effect to any redemptions of shares of Class A common stock by Public Stockholders)
Period within which common stock shares shall be registered with securities exchange commission		15 days	15 days
Public warrant for redemption price		Sales price of the Class A Common Stock equals or exceeds $18.00 per share on each of 20 trading days within the 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders.	Sales price of the Class A common stock equals or exceeds $18.00 per share on each of 20 trading days within the 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Class A Shares [Member] | Thirty Days After Consummation Of Business Combination [Member]
Class of Stock [Line Items]
Class of warrants or rights exercise period	30 days	30 days	30 days
Class A Shares [Member] | Twelve Months After The Consummation Of Initial Public Offer [Member]
Class of Stock [Line Items]
Class of warrants or rights exercise period		12 months	12 months
Class A Shares [Member] | Maximum [Member] | Event Triggering Adjustment To Warrant Price [Member]
Class of Stock [Line Items]
Issue price at closing of its initial business combination	$ 9.20	$ 9.20	$ 9.20
Class A Shares [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrant exercise price, description		The exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price of the Warrants will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.	The exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price of the Warrants will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Class A Shares [Member] | Minimum [Member] | Event Triggering Adjustment To Warrant Price [Member]
Class of Stock [Line Items]
The aggregate gross proceeds from such issuances		60.00%	60.00%
Common Class A Including Redeemable Equity [Member]
Class of Stock [Line Items]
Common stock, shares issued	23,000,000	0	23,000,000
Common stock, shares outstanding	23,000,000	0	23,000,000
Class B Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	5,750,000	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000	5,750,000
Common stock shares issued including shares subject to forfeiture				5,750,000
Initial stockholders own Company's issued and outstanding common stock after the initial public offering	20.00%		20.00%	20.00%
Reverse stock split description		One-for-one basis, subject to adjustment for stock splits	One-for-one basis, subject to adjustment forstock splits
Reverse stock split ratio		1	1
Class B Shares [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock that were subject to forfeiture		750,000		750,000